Commitments and Contingencies - Athena SpinCo Inc	2 Months Ended
Dec. 31, 2018
Athena SpinCo Inc
Commitments and Contingencies	4. Commitments and Contingencies As of December 31, 2018 Athena had no outstanding commitments and contingencies.